Employee benefits (Details 13) $ in Millions	Dec. 31, 2023 USD ($)
Overfunded Pension Plans [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	$ 275
Overfunded Pension Plans [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	277
Overfunded Pension Plans [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	279
Overfunded Pension Plans [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	280
Overfunded Pension Plans [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	281
Overfunded Pension Plans [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	1,387
Underfunded Pension Plans [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	30
Underfunded Pension Plans [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	30
Underfunded Pension Plans [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	31
Underfunded Pension Plans [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	31
Underfunded Pension Plans [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	31
Underfunded Pension Plans [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	161
Other Benefits [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	26
Other Benefits [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	27
Other Benefits [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	28
Other Benefits [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	30
Other Benefits [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	30
Other Benefits [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	$ 167